Related Party Transactions (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended					3 Months Ended			1 Months Ended	2 Months Ended		1 Months Ended
	Feb. 28, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Fountainhead [Member]	Dec. 31, 2011 Fountainhead [Member]	Sep. 30, 2011 Fountainhead [Member]	May 31, 2011 Fountainhead [Member]	Feb. 28, 2010 Fountainhead [Member]	Mar. 31, 2011 Fountainhead [Member]	Jun. 06, 2011 Fountainhead [Member]	Feb. 10, 2010 Fountainhead [Member]	Sep. 30, 2011 Peter Zachariou [Member]	Feb. 28, 2011 Peter Zachariou [Member]	Jun. 06, 2011 Peter Zachariou [Member]	Sep. 30, 2011 David Cantor [Member]	Feb. 28, 2011 David Cantor [Member]
Related Party Transactions (Textual)
Proceed from issuance of unsecured, subordinated loan notes											$ 99,000				$ 55,000			$ 10,000
Interest rate on subordinated loan						6.00%					6.00%				6.00%			6.00%
Debt instruments, original maturity date											May 30, 2011
Description of subordinated loan notes maturity date															Due on demand			Due on demand
Payment made in supplement agreement for consultancy services									29,000	29,000
Description of accrued and paid of consulting fee at the option of consultant									(i) In Vycor stock at any time at $0.0225 per share; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011	(i) In Vycor stock at any time at $0.125 per share for the Original Agreement and $0.0225 per share for the Supplement; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof at any time after June 30, 2011.
Maximum cash payment for consulting services									5,000	5,000
Additional shares of common stock purchasable by issuance of fully vested warrants													39,063,670
Sales price of common stock													$ 0.0125
Debentures with extended maturity												931,362				300,000
Short-term loans including accrued interest repaid								102,450						57,004			10,352
Accrued interest on the loans extended								76,658						14,992
Shares of ommon stock issued to related party, Value				889,000	1,434,500		443.26
Shares of ommon stock issued to related party, Shares							402,965
New funding by common stock, total	$ 3,000,000	$ 120,000	$ 889,000	$ 889,443	$ 1,434,500
Description of new funding	New funding totaling $3 million in aggregate in Common Stock of Vycor or in securities convertible into Common Stock of Vycor at a price of no less than $0.0125 per share